Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of liquidity risk [Table Text Block]
	Within	1-3	4-5	Over
	1 Year	Years	Years	5 Years	Total

Accounts payable and accrued liabilities	$796,152	$-	$-	$-	$796,152
Operating lease obligations	318,395	681,430	711,190	484,047	2,195,062

	$1,114,547	$681,430	$711,190	$484,047	$2,991,214